UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment []; Amendment Number:
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Sarbit Advisory Services Inc.
Address:	100, 1 Evergreen Place
		Winnipeg, MB, R3L oE9
		Canada

Form 13F File Number:

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence A. Sarbit
Title:		Chief Investment Officer
Phone:		(204) 942-2177

Signature, Place, and Date of Signing:

Lawrence A. Sarbit 		Winnipeg, Manitoba  Canada   August 14, 2012
[Signature]			    [City, State]	     [as of Date]

Report Type:

[x] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	13
Form 13F Information Table Value Total: $384,881


					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Sarbit Advisory Services Inc.
FORM 13F
06/30/2012

ATLANTIC TELE-NETWORK INC.        COM NEW	   049079205  14,687   427,272   SHS  0SOLE  NONE   427,272
BERKSHIRE HATHAWAY                CL B NEW         084670702  50,516   594,850   SHS  0SOLE  NONE   594,850
CBIZ INC.		  	  COM		   124805102  21,382   3,532,266 SHS  0SOLE  NONE 3,532,266
CEDAR FAIR L.P.			  DEP UNIT	   15018510A  20,653   676,200   SHS  0SOLE  NONE   676,200
COGENT COMM GROUP		  COM NEW	   19239V30F  53,178   2,712,102 SHS  0SOLE  NONE 2,712,102
COINSTAR INC		  	  COM 		   19259P30   25,085   358,500   SHS  0SOLE  NONE   358,500
CVS CAREMARK CORP		  COM		   12665010   23,513   493,750   SHS  0SOLE  NONE   493,750
DTS INC				  COM		   23335C101  25,670   965,850   SHS  0SOLE  NONE   965,850
DUFF & PHELPS CORP		  NEW CL A COM	   26433B10A  24,257   1,641,511 SHS  0SOLE  NONE 1,641,511
ICONIX BRAND GROUP		  COM	   	   451055107  56,613   3,179,863 SHS  0SOLE  NONE 3,179,863
ITURAN LOCATION AND CONTROL       SHS              M6158M104  5,585    499,569   SHS  0SOLE  NONE   499,569
SIX FLAGS ENT CORP                COM              83001A10F  56,635   1,025,731 SHS  0SOLE  NONE 1,025,731
UNIVERSAL ELECTRONICS INC	  COM   	   91348310F  7,107    529,545	 SHS  0SOLE  NONE   529,545

